UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21309
Advent Claymore Convertible Securities and Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2017 – July 31, 2017

Item 1.    Schedule of Investments.
Attached hereto.

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Shares	Value
COMMON STOCKS† - 9.3%
Industrial - 3.0%
United Parcel Service, Inc. — Class B1	54,300	$5,988,747
Union Pacific Corp.	35,900	3,696,264
General Dynamics Corp.	15,000	2,944,950
Total Industrial		12,629,961
Consumer, Cyclical - 1.8%
General Motors Co.	129,800	4,670,204
Home Depot, Inc.[1]	18,000	2,692,800
Total Consumer, Cyclical		7,363,004
Basic Materials - 1.8%
United States Steel Corp.[1]	156,700	3,680,883
LyondellBasell Industries N.V. — Class A1	40,800	3,675,672
Total Basic Materials		7,356,555
Consumer, Non-cyclical - 1.3%
Merck & Co., Inc.	49,100	3,136,508
Incyte Corp.*,1	17,100	2,279,259
Total Consumer, Non-cyclical		5,415,767
Communications - 1.0%
Verizon Communications, Inc.[1]	84,100	4,070,440
Diversified - 0.4%
TPG Pace Energy Holdings Corp.*,1	170,500	1,764,675
Total Common Stocks
(Cost $36,732,899)		38,600,402
CONVERTIBLE PREFERRED STOCKS† - 13.8%
Consumer, Non-cyclical - 4.1%
Allergan plc
5.50% due 03/01/18	9,816	8,775,603
Anthem, Inc.
5.25% due 05/01/18	76,984	3,963,136
Becton Dickinson and Co.
6.13% due 05/01/20	60,105	3,359,268
Bunge Ltd.
4.88%[2]	8,976	984,757
Total Consumer, Non-cyclical		17,082,764
Industrial - 3.7%
Stanley Black & Decker, Inc.
5.38% due 05/15/20	44,741	4,802,051
Arconic, Inc.
5.38% due 10/01/17	105,462	4,145,711
Stericycle, Inc.
5.25% due 09/15/18[1]	56,200	3,541,162
Belden, Inc.
6.75% due 07/15/19	28,313	2,830,734
Total Industrial		15,319,658
Energy - 2.0%
Hess Corp.
8.00% due 02/01/19	103,021	5,820,686
Anadarko Petroleum Corp.
7.50% due 06/07/18	25,289	1,014,848
WPX Energy, Inc.
6.25% due 07/31/18[1]	18,938	955,990
Southwestern Energy Co.
6.25% due 01/15/18	44,937	621,479
Total Energy		8,413,003

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 13.8% (continued)
Financial - 2.0%
Mandatory Exchangeable Trust
5.75% due 06/03/19[3]	19,341	$3,457,881
Crown Castle International Corp.
6.88% due 08/01/20	2,628	2,794,615
American Tower Corp.
5.50% due 02/15/18[1]	16,710	2,000,187
Total Financial		8,252,683
Utilities - 1.5%
Great Plains Energy, Inc.
7.00% due 09/15/19	66,058	3,686,037
NextEra Energy, Inc.
6.12% due 09/01/19	43,349	2,408,470
Total Utilities		6,094,507
Communications - 0.5%
T-Mobile US, Inc.
5.50% due 12/15/17[1]	21,716	2,177,029
–		–
Total Convertible Preferred Stocks
(Cost $55,140,470)		57,339,644

MONEY MARKET FUND† - 7.7%
Morgan Stanley Institutional Liquidity Government Portfolio-Institutional Class
0.88%[4]	32,083,598	32,083,598
Total Money Market Fund
(Cost $32,083,598)		32,083,598

	Face
	Amount[8]
CONVERTIBLE BONDS†† - 68.6%
Technology - 20.7%
Microchip Technology, Inc.
1.63% due 02/15/27[3]	5,790,000	6,441,374
1.63% due 02/15/25[1]	1,483,000	2,324,603
ON Semiconductor Corp.
1.00% due 12/01/20[1]	5,650,000	6,101,999
1.63% due 10/15/23[3]	1,659,000	1,724,323
Micron Technology, Inc.
3.00% due 11/15/43	6,132,000	6,626,390
ServiceNow, Inc.
0.00% due 11/01/18[5]	2,813,000	4,286,308
0.00% due 06/01/22[3,5]	1,859,000	1,947,303
Intel Corp.
3.49% due 12/15/35[1]	2,196,000	2,974,208
3.25% due 08/01/39[1]	1,387,000	2,393,449
Lam Research Corp.
1.25% due 05/15/18[1]	1,412,000	3,727,679
Integrated Device Technology, Inc.
0.88% due 11/15/22	3,504,000	3,727,381
Teradyne, Inc.
1.25% due 12/15/23[3]	2,816,000	3,574,561
STMicroelectronics N.V.
0.25% due 07/03/24	1,600,000	1,722,048
0.00% due 07/03/22[5]	1,400,000	1,517,313
Verint Systems, Inc.
1.50% due 06/01/21	2,985,000	2,904,777
Electronics For Imaging, Inc.
0.75% due 09/01/19[1]	2,673,000	2,890,182

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Face
	Amount[8]	Value
CONVERTIBLE BONDS†† - 68.6% (continued)
Technology - 20.7% (continued)
BroadSoft, Inc.
1.00% due 09/01/22	2,254,000	$2,869,624
Allscripts Healthcare Solutions, Inc.
1.25% due 07/01/20[1]	2,500,000	2,518,749
Cypress Semiconductor Corp.
4.50% due 01/15/22	1,934,000	2,440,466
Inphi Corp.
0.75% due 09/01/21[3]	2,100,000	2,128,876
Salesforce.com, Inc.
0.25% due 04/01/18[1]	1,420,000	1,965,813
Advanced Micro Devices, Inc.
2.13% due 09/01/26	1,005,000	1,886,888
Citrix Systems, Inc.
0.50% due 04/15/19[1]	1,506,000	1,794,964
CSG Systems International, Inc.
4.25% due 03/15/36	1,635,000	1,782,150
Veeco Instruments, Inc.
2.70% due 01/15/23	1,575,000	1,695,094
Synaptics, Inc.
0.50% due 06/15/22[3]	1,629,000	1,675,834
Cornerstone OnDemand, Inc.
1.50% due 07/01/18[1]	1,560,000	1,593,150
Lumentum Holdings, Inc.
0.25% due 03/15/24[3]	1,258,000	1,566,996
Red Hat, Inc.
0.25% due 10/01/19[1]	967,000	1,374,349
Nuance Communications, Inc.
1.00% due 12/15/35[1]	1,316,000	1,275,698
Carbonite, Inc.
2.50% due 04/01/22[3]	1,047,000	1,219,755
HubSpot, Inc.
0.25% due 06/01/22[3]	1,048,000	1,076,820
Silicon Laboratories, Inc.
1.38% due 03/01/22[3]	918,000	993,735
Evolent Health, Inc.
2.00% due 12/01/21[3]	756,000	964,845
Total Technology		85,707,704
Communications - 12.4%
DISH Network Corp.
3.38% due 08/15/26[3]	7,104,000	8,862,239
2.38% due 03/15/24[3]	1,690,000	1,808,300
Finisar Corp.
0.50% due 12/15/33	6,418,000	7,316,519
0.50% due 12/15/36[3]	591,000	590,631
Priceline Group, Inc.
0.35% due 06/15/20[1]	3,984,000	6,279,779
Twitter, Inc.
0.25% due 09/15/19	4,250,000	4,037,500
1.00% due 09/15/21[1]	560,000	514,500
Ctrip.com International Ltd.
1.00% due 07/01/20[1]	2,627,000	3,219,717
Web.com Group, Inc.
1.00% due 08/15/18[1]	3,000,000	2,983,125
Inmarsat plc
3.88% due 09/09/23	2,400,000	2,814,600
FireEye, Inc.
1.00% due 06/01/35	2,700,000	2,558,250

	Face
	Amount[8]	Value
CONVERTIBLE BONDS†† - 68.6% (continued)
Communications - 12.4% (continued)
Proofpoint, Inc.
0.75% due 06/15/20	1,940,000	$2,429,850
Liberty Media Corp.
1.38% due 10/15/23	1,769,000	2,240,969
World Wrestling Entertainment, Inc.
3.38% due 12/15/23[3]	1,593,000	1,740,353
Liberty Interactive LLC
1.75% due 09/30/46[3]	1,296,000	1,608,661
Liberty Expedia Holdings, Inc.
1.00% due 06/30/47[3]	1,281,000	1,397,892
Ciena Corp.
4.00% due 12/15/20[1]	726,000	1,044,533
Total Communications		51,447,418
Consumer, Non-cyclical - 12.2%
Wright Medical Group, Inc.
2.00% due 02/15/20	5,602,000	6,137,691
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/20[1]	2,467,000	2,920,310
0.75% due 10/15/18	1,613,000	1,781,357
Ionis Pharmaceuticals, Inc.
1.00% due 11/15/21	4,265,000	4,606,200
Herbalife Ltd.
2.00% due 08/15/19	2,941,000	2,983,291
Euronet Worldwide, Inc.
1.50% due 10/01/44	1,785,000	2,463,300
Molina Healthcare, Inc.
1.63% due 08/15/44	1,936,000	2,415,160
Nevro Corp.
1.75% due 06/01/21	2,053,000	2,382,763
NuVasive, Inc.
2.25% due 03/15/21	1,757,000	2,202,838
Pacira Pharmaceuticals, Inc.
2.38% due 04/01/22[3]	1,928,000	1,946,075
Jazz Investments I Ltd.
1.88% due 08/15/21	1,648,000	1,804,560
Medicines Co.
2.75% due 07/15/23	1,656,000	1,770,886
Hologic, Inc.
2.00% due 03/01/18[1,6,9]	1,233,000	1,767,814
LendingTree, Inc.
0.63% due 06/01/22[3]	1,394,000	1,759,054
Insulet Corp.
1.25% due 09/15/21[3]	1,607,000	1,756,652
Flexion Therapeutics, Inc.
3.38% due 05/01/24[3]	1,572,000	1,739,025
Clovis Oncology, Inc.
2.50% due 09/15/21	881,000	1,395,284
J Sainsbury plc
1.25% due 11/21/19[1]	1,000,000 GBP	1,353,946
Anthem, Inc.
2.75% due 10/15/42	478,000	1,219,796

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017
Horizon Pharma Investment Ltd.
2.50% due 03/15/22	1,391,000	1,217,125
Teladoc, Inc.
3.00% due 12/15/22[3]	1,063,000	1,126,780

	Face
	Amount[8]	Value
CONVERTIBLE BONDS†† - 68.6% (continued)
Consumer, Non-cyclical - 12.2% (continued)
Neurocrine Biosciences, Inc.
2.25% due 05/15/24[3]	1,092,000	$1,115,888
Intercept Pharmaceuticals, Inc.
3.25% due 07/01/23	968,000	972,840
Element Fleet Management Corp.
4.25% due 06/30/20[3]	875,000 CAD	685,698
Sucampo Pharmaceuticals, Inc.
3.25% due 12/15/21[3]	577,000	575,197
Emergent BioSolutions, Inc.
2.88% due 01/15/21	394,000	530,176
Total Consumer, Non-cyclical		50,629,706
Financial - 8.3%
Colony NorthStar, Inc.
3.88% due 01/15/21	6,825,000	7,025,483
Forest City Realty Trust, Inc.
4.25% due 08/15/18	2,820,000	3,324,075
VEREIT Inc.
3.00% due 08/01/18	3,100,000	3,117,438
Altaba, Inc.
0.00% due 12/01/18[5]	2,509,000	2,966,893
Air Lease Corp.
3.88% due 12/01/18	1,871,000	2,702,426
Starwood Property Trust, Inc.
4.00% due 01/15/19	2,314,000	2,598,911
Starwood Waypoint Homes
3.00% due 07/01/19	2,052,000	2,477,790
PRA Group, Inc.
3.50% due 06/01/23[3]	1,774,000	1,932,551
Extra Space Storage, LP
3.13% due 10/01/35	1,683,000	1,826,055
Fidelity National Financial, Inc.
4.25% due 08/15/18[1]	661,000	1,783,460
Blackstone Mortgage Trust, Inc.
4.38% due 05/05/22	1,397,000	1,433,672
Empire State Realty OP, LP
2.63% due 08/15/19[3]	1,170,000	1,330,144
HCI Group, Inc.
4.25% due 03/01/37[3]	1,261,000	1,201,103
Blackhawk Network Holdings, Inc.
1.50% due 01/15/22[3]	728,000	820,365
Total Financial		34,540,366
Energy - 5.0%
Chesapeake Energy Corp.
5.50% due 09/15/26[3]	8,206,000	7,795,698
Weatherford International Ltd.
5.88% due 07/01/21	6,643,000	7,066,491
PDC Energy, Inc.
1.13% due 09/15/21	1,628,000	1,539,478
Oasis Petroleum, Inc.
2.63% due 09/15/23	1,250,000	1,228,907
Ensco Jersey Finance Ltd.
3.00% due 01/31/24[3]	1,426,000	1,131,887
Nabors Industries, Inc.
0.75% due 01/15/24[3]	1,224,000	966,196

	Face
	Amount[8]	Value
CONVERTIBLE BONDS†† - 68.6% (continued)
Energy - 5.0% (continued)
SEACOR Holdings, Inc.
3.00% due 11/15/28	964,000	$815,183
Total Energy		20,543,840
Industrial - 4.8%
Dycom Industries, Inc.
0.75% due 09/15/21	6,267,000	7,359,807
Cemex SAB de CV
3.72% due 03/15/20	2,893,000	3,386,646
Greenbrier Companies, Inc.
2.88% due 02/01/24[3]	2,083,000	2,261,357
Atlas Air Worldwide Holdings, Inc.
1.88% due 06/01/24	1,469,000	1,749,028
2.25% due 06/01/22[1]	420,000	468,563
OSI Systems, Inc.
1.25% due 09/01/22[1,3]	1,598,000	1,618,974
RTI International Metals, Inc.
1.63% due 10/15/19	1,172,000	1,305,315
Aerojet Rocketdyne Holdings, Inc.
2.25% due 12/15/23[3]	1,101,000	1,253,076
BW Group Ltd.
1.75% due 09/10/19	600,000	568,500
Total Industrial		19,971,266
Consumer, Cyclical - 2.7%
CalAtlantic Group, Inc.
0.25% due 06/01/19[1]	2,675,000	2,571,344
1.63% due 05/15/18[1]	1,471,000	1,726,586
Tesla, Inc.
1.25% due 03/01/21	2,033,000	2,228,676
2.38% due 03/15/22	1,222,000	1,449,598
RH
0.00% due 06/15/19[1,3,5]	2,608,000	2,330,900
Horizon Global Corp.
2.75% due 07/01/22	1,006,000	963,245
Total Consumer, Cyclical		11,270,349
Utilities - 1.6%
CenterPoint Energy, Inc.
4.18% due 09/15/29[1,6]	49,326	3,769,740
NRG Yield, Inc.
3.25% due 06/01/20[3]	2,800,000	2,798,250
Total Utilities		6,567,990
Basic Materials - 0.9%
AK Steel Corp.
5.00% due 11/15/19	1,074,000	1,459,969
B2Gold Corp.
3.25% due 10/01/18	1,119,000	1,147,673
Pretium Resources, Inc.
2.25% due 03/15/22[3]	1,134,000	1,085,806
Total Basic Materials		3,693,448
Total Convertible Bonds
(Cost $257,917,901)		284,372,087

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Face
	Amount[8]	Value
CORPORATE BONDS†† - 59.5%
Consumer, Non-cyclical - 14.9%
HCA, Inc.
5.88% due 03/15/22	3,247,000	$3,599,299
7.50% due 02/15/22	1,950,000	2,257,125
HealthSouth Corp.
5.75% due 11/01/24[1]	3,000,000	3,067,499
5.75% due 09/15/25[1]	2,126,000	2,221,670
United Rentals North America, Inc.
6.13% due 06/15/23[1]	2,600,000	2,726,749
5.88% due 09/15/26	2,039,000	2,202,120
Valeant Pharmaceuticals International, Inc.
6.13% due 04/15/25[3]	5,725,000	4,894,875
Tenet Healthcare Corp.
4.63% due 07/15/24	2,167,000	2,161,583
6.00% due 10/01/20	1,700,000	1,825,375
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00% due 02/01/25	4,620,000	3,932,775
CHS/Community Health Systems, Inc.
6.88% due 02/01/22[1]	2,277,000	1,961,066
5.13% due 08/01/21[1]	950,000	959,500
Molina Healthcare, Inc.
5.38% due 11/15/22	2,600,000	2,782,000
Cardtronics, Inc.
5.13% due 08/01/22[1]	2,500,000	2,562,500
DaVita, Inc.
5.00% due 05/01/25[1]	2,433,000	2,475,091
Spectrum Brands, Inc.
5.75% due 07/15/25[1]	2,004,000	2,154,300
Fresenius Medical Care US Finance II, Inc.
5.63% due 07/31/19[3]	1,901,000	2,026,941
Cott Holdings, Inc.
5.50% due 04/01/25[3]	1,898,000	2,000,018
Sotheby's
5.25% due 10/01/22[1,3]	1,862,000	1,913,205
Revlon Consumer Products Corp.
6.25% due 08/01/24[1]	2,455,000	1,878,075
Post Holdings, Inc.
5.50% due 03/01/25[3]	1,663,000	1,758,623
Ahern Rentals, Inc.
7.38% due 05/15/23[1,3]	1,959,000	1,743,510
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,3]	1,500,000	1,725,000
Greatbatch Ltd.
9.13% due 11/01/23[3]	1,485,000	1,632,951
Ritchie Bros Auctioneers, Inc.
5.38% due 01/15/25[1,3]	1,361,000	1,431,282
Quorum Health Corp.
11.63% due 04/15/23	1,668,000	1,392,780
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	1,191,000	1,220,775

	Face	Value
	Amount[8]
CORPORATE BONDS†† - 59.5% (continued)
Consumer, Non-cyclical - 14.9% (continued)
FAGE International S.A./ FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[3]	680,000	$702,100
CDK Global, Inc.
4.88% due 06/01/27	477,000	491,310
Land O' Lakes, Inc.
6.00% due 11/15/22[3]	19,000	21,280
Total Consumer, Non-cyclical		61,721,377
Consumer, Cyclical - 10.0%
GameStop Corp.
6.75% due 03/15/21[3]	4,134,000	4,283,857
L Brands, Inc.
5.63% due 02/15/22[1]	2,600,000	2,736,499
Dana Financing Luxembourg Sarl
6.50% due 06/01/26[1,3]	2,070,000	2,222,662
United Continental Holdings, Inc.
6.00% due 12/01/20[1]	2,000,000	2,185,000
Tempur Sealy International, Inc.
5.63% due 10/15/23[1]	2,000,000	2,097,500
Scotts Miracle-Gro Co.
6.00% due 10/15/23[1]	1,901,000	2,054,981
Dollar Tree, Inc.
5.75% due 03/01/23	1,901,000	2,022,189
Cumberland Farms, Inc.
6.75% due 05/01/25[1,3]	1,731,000	1,852,170
Chester Downs & Marina LLC / Chester Downs Finance Corp.
9.25% due 02/01/20[3]	1,771,000	1,832,985
Allegiant Travel Co.
5.50% due 07/15/19[1]	1,750,000	1,815,625
Levi Strauss & Co.
5.00% due 05/01/25[1]	1,724,000	1,814,510
Scientific Games International, Inc.
10.00% due 12/01/22	1,513,000	1,692,669
Goodyear Tire & Rubber Co.
5.13% due 11/15/23	1,546,000	1,613,638
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
4.38% due 06/15/19	1,558,000	1,604,740
Hanesbrands, Inc.
4.63% due 05/15/24[1,3]	1,486,000	1,525,008
FirstCash, Inc.
5.38% due 06/01/24[3]	1,426,000	1,506,213
Six Flags Entertainment Corp.
4.88% due 07/31/24[3]	1,469,000	1,498,380
Brinker International, Inc.
3.88% due 05/15/23[1]	1,484,000	1,441,335
Global Partners, LP / GLP Finance Corp.
6.25% due 07/15/22[1]	1,375,000	1,392,188
MGM Resorts International
6.00% due 03/15/23[1]	1,104,000	1,225,440
Wolverine World Wide, Inc.
5.00% due 09/01/26[1,3]	1,200,000	1,194,600

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

	Face
	Amount[8]	Value
CORPORATE BONDS†† - 59.5% (continued)
Consumer, Cyclical - 10.0% (continued)
Speedway Motorsports, Inc.
5.13% due 02/01/23	1,100,000	$1,133,000
Vista Outdoor, Inc.
5.88% due 10/01/23	963,000	991,890
Total Consumer, Cyclical		41,737,079
Communications - 9.5%
Frontier Communications Corp.
11.00% due 09/15/25	4,268,000	3,931,894
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22	3,200,000	3,307,999
DISH DBS Corp.
5.88% due 11/15/24[1]	1,509,000	1,642,547
6.75% due 06/01/21	1,300,000	1,439,750
SFR Group S.A.
7.38% due 05/01/26[1,3]	2,678,000	2,908,978
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91% due 07/23/25	2,617,000	2,816,774
CBS Radio, Inc.
7.25% due 11/01/24[1,3]	2,249,000	2,381,129
Sprint Corp.
7.88% due 09/15/23[1]	2,000,000	2,275,000
AMC Networks, Inc.
4.75% due 12/15/22[1]	2,040,000	2,103,750
Sirius XM Radio, Inc.
5.75% due 08/01/21[1,3]	1,950,000	2,010,840
Hughes Satellite Systems Corp.
6.50% due 06/15/19	1,718,000	1,855,440
GCI, Inc.
6.88% due 04/15/25[1]	1,583,000	1,729,428
Sprint Communications, Inc.
9.00% due 11/15/18[1,3]	1,507,000	1,633,211
CenturyLink, Inc.
6.75% due 12/01/23	1,529,000	1,628,385
Tribune Media Co.
5.88% due 07/15/22[1]	1,545,000	1,626,113
CommScope, Inc.
5.50% due 06/15/24[3]	1,500,000	1,586,250
Sinclair Television Group, Inc.
5.88% due 03/15/26[3]	1,485,000	1,553,681
ViaSat, Inc.
6.88% due 06/15/20[1]	1,143,000	1,168,718
Urban One, Inc.
7.38% due 04/15/22[1,3]	1,100,000	1,144,000
Windstream Services LLC
6.38% due 08/01/23	1,008,000	829,080
Total Communications		39,572,967
Energy - 6.4%
PDC Energy, Inc.
6.13% due 09/15/24[1]	2,150,000	2,217,187
SESI LLC
7.13% due 12/15/21	1,664,000	1,682,720
6.38% due 05/01/19[1]	495,000	496,238

	Face
	Amount[8]	Value
CORPORATE BONDS†† - 59.5% (continued)
Energy - 6.4% (continued)
Oasis Petroleum, Inc.
6.88% due 01/15/23[1]	2,158,000	$2,131,024
CONSOL Energy, Inc.
8.00% due 04/01/23	1,891,000	2,018,643
Parsley Energy LLC / Parsley Finance Corp.
5.25% due 08/15/25[3]	1,440,000	1,472,400
6.25% due 06/01/24[1,3]	480,000	511,200
Genesis Energy, LP / Genesis Energy Finance Corp.
6.00% due 05/15/23[1]	1,896,000	1,886,519
PBF Holding Company LLC / PBF Finance Corp.
7.25% due 06/15/25	1,908,000	1,879,380
Cheniere Corpus Christi Holdings LLC
5.13% due 06/30/27	1,664,000	1,736,800
Continental Resources, Inc.
4.50% due 04/15/23[1]	1,676,000	1,638,290
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.38% due 05/01/24[1]	989,000	1,085,428
6.25% due 10/15/22	484,000	516,670
Murphy Oil Corp.
4.70% due 12/01/22	1,580,000	1,556,300
Diamondback Energy, Inc.
4.75% due 11/01/24[1]	1,440,000	1,461,600
Whiting Petroleum Corp.
5.00% due 03/15/19	1,474,000	1,457,418
Western Refining Logistics, LP / WNRL Finance Corp.
7.50% due 02/15/23[1]	1,210,000	1,309,825
MEG Energy Corp.
6.50% due 01/15/25[3]	723,000	702,214
SM Energy Co.
5.00% due 01/15/24[1]	652,000	609,620
Total Energy		26,369,476
Industrial - 6.0%
MasTec, Inc.
4.88% due 03/15/23[1]	2,612,000	2,625,060
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc.
8.13% due 11/15/21[3]	2,584,000	2,241,620
Louisiana-Pacific Corp.
4.88% due 09/15/24[1]	2,151,000	2,207,463
Builders FirstSource, Inc.
5.63% due 09/01/24[3]	1,947,000	2,051,652
Energizer Holdings, Inc.
5.50% due 06/15/25[1,3]	1,925,000	2,030,875
Park-Ohio Industries, Inc.
6.63% due 04/15/27	1,902,000	2,016,120
CNH Industrial Capital LLC
3.38% due 07/15/19	1,902,000	1,935,285
Xerium Technologies, Inc.
9.50% due 08/15/21[1]	1,673,000	1,773,380
TransDigm, Inc.
6.50% due 07/15/24	1,618,000	1,717,103

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017
	Face
	Amount[8]	Value
CORPORATE BONDS†† - 59.5% (continued)
Industrial - 6.0% (continued)
Shape Technologies Group, Inc.
7.63% due 02/01/20[1,3]	1,472,000	$1,530,880
Triumph Group, Inc.
4.88% due 04/01/21	1,256,000	1,194,770
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc.
7.38% due 01/15/22[3]	1,520,000	1,193,200
Eletson Holdings, Inc.
9.63% due 01/15/22[1,3]	1,400,000	1,169,000
KLX, Inc.
5.88% due 12/01/22[3]	1,000,000	1,055,000
Total Industrial		24,741,408
Basic Materials - 5.4%
NOVA Chemicals Corp.
5.00% due 05/01/25[3]	2,079,000	2,094,593
5.25% due 08/01/23[3]	1,600,000	1,654,000
FMG Resources August 2006 Pty Ltd.
9.75% due 03/01/22[3]	1,853,000	2,110,011
5.13% due 05/15/24[3]	477,000	496,676
4.75% due 05/15/22[3]	238,000	245,438
WR Grace & Co.
5.13% due 10/01/21[1,3]	2,600,000	2,801,499
First Quantum Minerals Ltd.
7.25% due 04/01/23[3]	2,044,000	2,110,430
Commercial Metals Co.
4.88% due 05/15/23[1]	1,889,000	1,940,948
Alcoa Nederland Holding B.V.
7.00% due 09/30/26[3]	1,457,000	1,624,555
Tronox Finance LLC
7.50% due 03/15/22[3]	1,437,000	1,512,443
TPC Group, Inc.
8.75% due 12/15/20[3]	1,483,000	1,394,020
Freeport-McMoRan, Inc.
2.38% due 03/15/18[1]	1,381,000	1,382,726
Kaiser Aluminum Corp.
5.88% due 05/15/24	1,162,000	1,237,530
Compass Minerals International, Inc.
4.88% due 07/15/24[1,3]	1,197,000	1,185,030
Kraton Polymers LLC / Kraton Polymers Capital Corp.
10.50% due 04/15/23[3]	480,000	560,400
Total Basic Materials		22,350,299
Technology - 3.5%
Qorvo, Inc.
7.00% due 12/01/25	3,898,000	4,453,464

	Face
	Amount[8]	Value
CORPORATE BONDS†† - 59.5% (continued)
Technology - 3.5% (continued)
Entegris, Inc.
6.00% due 04/01/22[1,3]	2,000,000	$2,096,780
Western Digital Corp.
10.50% due 04/01/24[1]	1,587,000	1,882,579
Seagate HDD Cayman
4.75% due 01/01/25[1]	1,902,000	1,846,281
First Data Corp.
5.38% due 08/15/23[3]	1,348,000	1,410,345
ACI Worldwide, Inc.
6.38% due 08/15/20[1,3]	1,000,000	1,022,500
Microsemi Corp.
9.13% due 04/15/23[3]	879,000	1,013,048
Nuance Communications, Inc.
5.38% due 08/15/20[1,3]	720,000	732,600
Total Technology		14,457,597
Financial - 3.5%
Alliance Data Systems Corp.
6.38% due 04/01/20[3]	2,250,000	2,292,187
5.88% due 11/01/21[1,3]	1,200,000	1,251,000
Synovus Financial Corp.
7.88% due 02/15/19	3,154,000	3,426,979
Ally Financial, Inc.
8.00% due 03/15/20[1]	2,200,000	2,502,499
5.13% due 09/30/24	825,000	881,513
Credit Acceptance Corp.
7.38% due 03/15/23	2,158,000	2,276,690
Navient Corp.
5.50% due 01/15/19[1]	1,674,000	1,743,053
Total Financial		14,373,921
Utilities - 0.3%
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27	1,440,000	1,461,600
Total Corporate Bonds
(Cost $240,077,770)		246,785,724
SENIOR FLOATING RATE INTERESTS††,7 - 0.9%
Consumer, Cyclical - 0.5%
PetSmart, Inc.
4.30% due 03/10/22	2,198,782	2,090,343
Consumer, Non-cyclical - 0.4%
SUPERVALU, Inc.
4.79% due 06/08/24	1,546,125	1,538,394
Total Senior Floating Rate Interests
(Cost $3,700,513)		3,628,737
Total Investments - 159.8%
(Cost $625,653,151)		$662,810,192
Other Assets & Liabilities, net - (59.8)%		(248,010,348)
Total Net Assets - 100.0%		$414,799,844

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2017

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at July 31, 2017	Net Unrealized Appreciation/ (Depreciation)
Bank of New York	26,000	CAD	09/14/17	$(19,955)	$(20,804)	$849
Bank of New York	(875,000)	CAD	09/14/17	652,557	700,154	(47,597)
Bank of New York	(1,051,000)	GBP	09/14/17	1,335,348	1,387,788	(52,440)
						$(99,188)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1
All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of July 31, 2017, the total value of securities segregated was $396,095,625.

2	Perpetual maturity.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $188,042,385 (cost $179,647,757), or 45.3% of total net assets.

4	Rate indicated is the 7-day yield as of July 31, 2017.
5	Zero coupon rate security.
6	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
7	Variable rate security. Rate indicated is rate effective at July 31, 2017.
8	The face amount is denominated in U.S. dollars, unless otherwise indicated.
9	Security becomes an accreting bond after March 1, 2018 with a 2.00% principal accretion rate.

B.V.	Limited Liability Company
CAD	Canadian Dollar
GBP	British Pound
N.V.	Publicly Traded Company
plc	Public Limited Company
Pty	Proprietary
S.A.	Corporation
SAB de CV	Publicly Traded Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$38,600,402	$—	$—	$—	$38,600,402
Convertible Bonds	—	284,372,087	—	—	284,372,087
Convertible Preferred Stocks	57,339,644	—	—	—	57,339,644
Corporate Bonds	—	246,785,724	—	—	246,785,724
Forward Foreign Currency Exchange Contracts	—	—	849	—	849
Money Market Fund	32,083,598	—	—	—	32,083,598
Senior Floating Rate Interests	—	3,628,737	—	—	3,628,737
Total Assets	$128,023,644	$534,786,548	$849	$—	$662,811,041

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$100,037	$—	$100,037
Unfunded Loan Commitments	—	2,463,820	—	—	2,463,820
Total Liabilities	$—	$2,463,820	$100,037	$—	$2,563,857
* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Please refer to the detailed portfolio for the breakdown of investment type by industry category.

The Fund did not hold any Level 3 securities during the period ended July 31, 2017.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended July 31, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Organization and Significant Accounting Policies Organization

Organization
Advent Claymore Convertible Securities and Income Fund (the "Fund") was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the other over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. The value of OTC swap agreements entered into by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value provided by an independent pricing service. Forward foreign currency exchange contracts are valued daily at current exchange rates. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Swaps are valued daily by independent pricing services or dealers using the mid-price. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. The Fund values money market funds at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis. There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of July 31, 2017.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2017.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Financial Instruments
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations. The Fund may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Higher Investment Returns: the use of an instrument to seek to obtain increased investment returns.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Speculation: the use of an instrument to express macro-economic and other investment views.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

3. Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts including forward foreign currency exchange contracts, swap contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within Level 2 of the fair value hierarchy.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At July 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$626,740,608	$43,695,747	$(7,626,163)	$36,069,584

5. Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of July 31, 2017. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund reserves against such contingent obligations by designating cash, liquid securities, and liquid term loans as a reserve.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The unfunded loan commitments as of July 31, 2017 were as follows:

Borrower	Maturity Date	Face Amount	Value
Intrawest Resorts Holdings, Inc.	7/31/2024	$800,900	$ 803,903
Sprint Communications, Inc.	2/3/2024	1,652,858	1,659,917
		$2,453,758	$2,463,820

OTHER INFORMATION (Unaudited)

Sector Classification
Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 29, 2017

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	September 29, 2017